INCOME TAXES (Details) - Schedule of deferred tax liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Liabilities Abstract
Intangible asset from acquisition	¥ 7,126	¥ 7,730
Total deferred tax liabilities	¥ 7,126	¥ 7,730